Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Subsequent Events
Subsequent Events

Note 10: Subsequent Events

Litigation:

On June 29, 2020, the Company was served with a complaint filed by one of its former clients in the Superior Court of the State of California, Orange County, naming the Company, two of its officers, and one of its former subsidiaries as defendants. The Complaint asserts multiple causes of action, all of which stem from the former client’s claim that the Company is obligated to reimburse it for sums it paid in settlement of a separate lawsuit brought by one of its employees pursuant to the California Private Attorneys General Act of 2004. This underlying lawsuit alleged that our former client was responsible for multiple violations of the California Labor Code. The Company and the officers named as defendants deny the former client’s allegations, and the Company intends to defend the lawsuit vigorously.

Employee Stock Option Plan Increase:

On July 1, 2020, the Board of Directors unanimously approved an increase in the number of shares of common stock issuable under our of the Company's 2017 Stock Option/Stock Issuance Plan from 250,000 to 3,000,000, subject to approval by a majority of the Company's shareholders no later than the next regularly scheduled annual shareholders meeting. Also on July 1, 2020, our Board approved the award, primarily to current employees, and subject to shareholder approval no later than the next regularly scheduled annual meeting, of grants of options to purchase 1,235,159 shares of the Company's common stock at an exercise price of $5.40 per share, which was the closing price of our stock as reported by Nasdaq at the close of trading on the day of the Board's action. Of the options awarded, 995,000 are designated as "incentive stock options", and 280,159 are designated as "non-qualifying" or "non-statutory" options under the Internal Revenue Code. These options have a 10-year life, and will vest over a four year period, with 25% vesting on July 1, 2021, and the remainder vesting ratably on a quarterly basis over the following three years.

Additional COVID-19 Lockdown:

On July 13, 2020 the Governor of the State of California re-implemented additional COVID-19 related lockdown provisions in most of the counties in the state, including those located in Southern California where most of our clients reside.  These lockdown provisions will likely require that in-person dining be prohibited for at least one month.  We believe that the impact to our business will be primarily felt based upon the negative effect on those clients that rely more heavily upon in-person dining, but we have not had an opportunity to evaluate fully the probable impact of this lockdown development on our overall customer base as of the date of these condensed consolidated financial statements.

Management has evaluated subsequent events pursuant to the issuance of the interim unaudited consolidated financial statements and has determined that, other than listed above, no other reportable subsequent events exist through the date of these condensed consolidated financial statements.

Note 15: Subsequent Events

On November 14, the Company filed a preliminary proxy requesting a 1 for 40 reverse split of our common shares. We have received the majority shareholder approval for the reverse split and the Company expects the reverse split to be effective on December 16, 2019.

On December 4, 2019 the Company received a notice from the Nasdaq Capital Market stating that the Company will be delisted on December 13, 2019 unless the Company files for a hearing by December 11, 2019. The Company requested a hearing on December 9, 2019 and has a hearing scheduled for January 23, 2020.

On December 5, 2019, the Company entered into an exchange agreement with the holder of a majority of its March 2019 Convertible Notes. The exchange agreement and the related revised March 2019 note agreement revised the conversion price to $40.00 per share, extended the term of the March 2019 notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020, and removed certain anti-dilution terms of the related March 2019 warrants. The holder also exchanged $222,000 of December 2018 Notes by extending the term to coincide with the revised term of the March 2019 notes and for the revised amortization schedule. The Company agreed to issue an additional $200,000 of consideration to the holder, payable in common stock, as consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000. On December 11, 2019, the Company issued 21,750 shares of common stock to the holder in satisfaction of the additional $200,000 of consideration.

Management has evaluated subsequent events pursuant to the issuance of the consolidated financial statements and has determined that no additional subsequent events occurred through the date of this filing that would require disclosure.